Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	1.30%	1.08%	1.59%
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 215,950,000
Fair Value as a % of Trust Capital			28.71%
Fair Value			216,236,809
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			218,390,000
Fair Value as a % of Trust Capital			29.05%
Fair Value			218,782,420
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			222,440,000
Fair Value as a % of Trust Capital			30.44%
Fair Value			229,234,847
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			50,710,000
Fair Value as a % of Trust Capital			6.75%
Fair Value			50,874,410
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		137,850,000
Fair Value as a % of Trust Capital		29.13%
Fair Value		137,973,850
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	103,530,000	146,530,000
Fair Value as a % of Trust Capital	27.53%	31.51%
Fair Value	103,813,090	149,271,714
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	101,840,000	129,840,000
Fair Value as a % of Trust Capital	27.02%	27.41%
Fair Value	101,855,913	129,809,569
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000	50,710,000
Fair Value as a % of Trust Capital	13.47%	10.74%
Fair Value	50,785,273	50,854,603
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	96,100,000
Fair Value as a % of Trust Capital	25.69%
Fair Value	96,848,903
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	93.71%	98.79%	94.95%
Fair Value	$ 353,303,179	$ 467,909,736	$ 715,128,486